Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

(a) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Xoom and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

(b) Use of Estimates

The preparation of consolidated financial statements is in conformity with accounting principles generally accepted in the United States of America (GAAP). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, reserve for transaction losses, valuation of stock-based compensation, fair value of marketable securities, certain accrued expenses and realizability of deferred tax assets. Actual results could differ from those estimates.

(c) Capital Structure

On December 7, 2012, the Board approved a 1-for-4 reverse stock split of the Company’s preferred stock and common stock to be effective prior to the effectiveness of the registration statement for the Company’s initial public offering. Upon the reverse stock split, every four shares of outstanding preferred stock and common stock will decrease to one share of preferred stock and common stock, respectively, the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable will decrease on a 1-for-4 basis and the exercise price of each outstanding option and warrant to purchase common stock will proportionately increase. All of the share numbers, share prices and exercise prices have been adjusted within the consolidated financial statements, on a retroactive basis, to reflect this 1-for-4 reverse stock split.

On December 7, 2012, the Board also approved the Company’s Amended and Restated Certificate of Incorporation to be effective immediately prior to the closing of the Company’s initial public offering. Under the Amended and Restated Certificate of Incorporation, authorized capital stock will consist of 500,000,000 shares of common stock, par value $0.0001 per share, and 25,000,000 shares of preferred stock, par value $0.0001 per share, all of which shares of preferred stock will be undesignated.

(d) Segments

The Company’s chief operating decision maker (CODM), its Chief Executive Officer, reviews financial information for the Company on a consolidated basis. The Company manages its business on the basis of one operating segment. The Company’s principal operations and decision-making functions are located in the United States.

(e) Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) services have been rendered to the customer, (iii) the fee is fixed or determinable and (iv) collectability is reasonably assured. The Company’s revenue is derived from transaction fees charged to customers and foreign exchange spreads on transactions where the payout currency is other than U.S. dollars. Revenue is derived from each transaction and may vary based on the size of the transaction, the funding method used, the currency to be ultimately disbursed and the countries to which the funds are transferred. Revenue is recognized when the transaction is processed by the Company and is net of cancellations and refunds.

(f) Cost of Revenue

Cost of revenue includes fees paid to disbursement partners for paying funds to the recipient and fees paid to payment processors for funding transactions. In addition, cost of revenue includes provisions for transaction losses and the costs of certain promotional activities to acquire new customers.

(g) Reserve for Transaction Losses

The Company is exposed to transaction losses due to fraud, as well as nonperformance of third parties and customers. The Company establishes reserves for such losses based on historical trends and any specific risks identified in processing customer transactions. Recoveries are reflected as a reduction in the reserve for transaction losses when the recovery occurs. This reserve is included in accounts payable and accrued expenses on the accompanying consolidated balance sheets. The following table summarizes the Company’s reserve for transaction losses for the following years (in thousands):

	Balance at Beginning of Year	Additions to Expense	Losses Incurred	Balance at End of Year
December 31, 2010	$1,084	$1,823	$(2,611)	$296
December 31, 2011	296	5,372	(4,894)	774
December 31, 2012	774	7,722	(7,949)	547

During 2010, the Company revised the percentage with which it was recording its reserve, which resulted in a reduction of $0.9 million in the provision for transaction losses in the accompanying consolidated statements of operations. This revision was a result of lower than expected transaction losses. This revision was accounted for as a change in estimate.

(h) Marketing

Marketing expense consists of business development costs, television, print, online and promotional advertising, as well as employee compensation and related costs to support the marketing process. The Company expenses advertising costs in the period in which they are incurred. Advertising costs amounted to $9.4 million, $11.6 million and $17.9 million for the years ended December 31, 2010, 2011 and 2012, respectively.

During 2011, the Company introduced a new Refer-A-Friend incentive program where the referrer receives either a cash-type or non-cash award and the referee receives a non-cash award. Cash-type awards are considered to be cash-type because the referrer could use them as cash. The amount related to the referee is classified as cost of revenue for non-cash awards. Awards provided to the referrer are recorded in marketing expense as these payments are a reward for bringing a new customer to Xoom.

(i) Technology and Development

Technology and development expense includes employee compensation and related costs, professional services and consulting expenses, costs associated with the development of new technologies and the enhancement of existing technologies and amortization of capitalized internally developed software.

(j) Customer Service and Operations

Customer service and operations expense includes costs for outsourced customer call centers, compensation for the Company’s employees who support customer service calls, costs incurred for fraud detection, compliance operations and maintenance costs related to the Company’s outsourced customer call centers.

(k) Stock-Based Compensation

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period of the award, which is the vesting period.

(l) Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including stock options, warrants and convertible preferred stock, to the extent dilutive. Due to net losses for all the years presented, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

(m) Cash and Cash Equivalents

Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase.

(n) Restricted Cash

The Company has relationships with certain payment processors. These processors are responsible for processing the Company’s ACH and credit card payments and are distinct from the Company’s disbursement partners discussed in Note 2 (p) below. These processors require the Company to maintain certain restricted cash balances as collateral throughout the term of the processor arrangement. During 2012, the Company integrated a new ACH payment processor and increased the gross sending volume with an existing ACH payment processor which required the Company to restrict an additional $7.0 million of its cash as collateral.

The Company is also required to maintain a restricted cash balance in connection with its license to operate in India. In accordance with the licensing rules in India, this balance is legally restricted and is held at a large financial institution in India. During 2012, the Company was required to restrict an additional $600,000 of its cash as collateral in India.

(o) Disbursement Prefunding

The Company maintains relationships with disbursement partners in various countries. These partners are responsible for disbursing funds to recipients and are distinct from the payment processors discussed in Note 2(o) above. The Company maintains prefunding balances with these disbursement partners so they are able to satisfy the Company’s customer liabilities. The Company does not earn interest on these balances. The balances are not compensating balances and are not legally restricted.

(p) Short-term Investments

Short-term investments consist of certificates of deposit, commercial paper, corporate bonds, U.S. Treasury and Agency Notes with original maturities of 12 months or less. All of the Company’s short-term investments other than certificates of deposit are accounted for as marketable securities and are considered to be available-for-sale and are recorded at fair value. Unrealized gains and losses are recorded as part of other comprehensive income (loss). Realized gains and losses and declines in value judged to be other-than-temporary on available-for-sale securities and credit losses are recorded in interest income in the consolidated statements of operations when incurred. Gains and losses on sale of securities are determined on the specific-identification method. The Company’s certificates of deposit are accounted for as a cash deposit with an original maturity in excess of 90 days and are recorded as a short-term investment.

(q) Customer Funds Receivable

When customers fund their transactions using their bank accounts or credit or debit cards, there is a clearing period before the cash is received from the payment processors by the Company, usually one to two business days. Hence, these funds are treated as a receivable until the cash is received by the Company. The Company does not maintain a reserve for doubtful accounts as historical losses have not been material.

(r) Property, Equipment and Software

Property, equipment and software is stated at cost, less accumulated depreciation and amortization. Depreciation and amortization expense is computed over the estimated economic useful life of the assets, between two to five years, using the straight-line method. Leasehold improvements are stated at cost and are amortized on a straight-line basis over the shorter of their estimated useful life or the lease term.

(s) Website and Internal-Use Software Development Costs

The Company’s capitalization of website and internal-use software development costs begins in the application development stage and ends when the asset is placed into service. The Company amortizes such costs using the straight-line method over estimated useful lives, which generally approximates two to three years. Amortization of website and internal-use software development costs is included in technology and development in the accompanying consolidated statements of operations. These costs are a combination of internal compensation costs of the Company’s engineering time and costs of outside consultants and primarily relate to the development of specific enhancements such as the development of the Company’s mobile application. The Company capitalized $256,000 and $594,000 in website and internal-use software development costs for the years ended December 31, 2011 and 2012, respectively. Prior to 2011, costs incurred during the application development stage were not significant and were expensed as incurred.

(t) Customer Liabilities

The Company recognizes transactions processed from customers but not yet confirmed as disbursed to the recipient by its disbursement partners as customer liabilities on the accompanying consolidated balance sheets.

(u) Income Taxes

The Company uses the asset and liability method to account for income taxes, which requires the recognition of deferred tax assets and liabilities for the expected future income tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. Deferred tax assets and liabilities are recognized based on temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the temporary differences are expected to reverse. Valuation allowances are established for deferred tax assets when the likelihood of the deferred tax assets not being realized exceeds the more likely than not criterion. The Company also provides reserves as necessary for uncertain tax positions taken on its tax filings. First, the Company determines if a tax position is more likely than not to be sustained upon audit solely based on technical merits, including resolution of related appeals or litigation processes, if any. Second, based on the largest amount of benefit, which is more likely than not to be realized on ultimate settlement, the Company recognizes any such differences as a liability. The Company includes in income tax expense any interest and penalties related to uncertain tax positions. For all periods presented, there are no uncertain tax positions.

(v) Concentration Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents, disbursement prefunding, customer funds receivable, restricted cash and short-term investments. The Company’s assets are placed with financial institutions throughout the world, which management assesses to be of high credit quality, in order to limit the exposure of each investment.

A relatively limited number of countries, as determined based on location of the recipient of the funds disbursed, account for a large percentage of the Company’s total revenue. For 2011 and 2012, the Philippines accounted for approximately 42% and 35% of the Company’s revenue, respectively. For the six months ended June 30, 2013, India accounted for approximately 34% of the Company’s revenue. The top three countries, India, Mexico and the Philippines, in the aggregate represented approximately 71%, 74%, 74% and 77% of the Company’s revenue for 2011, 2012, and the six months ended June 30, 2012 and 2013, respectively.

(w) Reclassification

Certain items in the prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications did not impact any prior amounts of reported total assets, total liabilities, stockholders’ equity, or results of operations.

(x) Recently Issued and Adopted Accounting Pronouncements

There have been no new accounting pronouncements not yet effective that have significance, or potential significance, to the Company’s consolidated financial statements.